Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 6,096,192		$ 6,810,992		$ 168,850
Less: Debt Discount		(75,578)		(1,426,728)		(8,120)
Less: Debt Issuance Costs		(978)		(14,665)		(1,537)
Total		$ 6,019,636		5,369,599		159,193
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 50,092
Interest Rate		11.00%		11.00%
Conversion Price (in Dollars per share)			[1]		[2]
Maturity Date		May-23		May-23
Warrants granted, Quantity (in Shares)
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[3]	$ 990,000		$ 990,000
Interest Rate		18.00%	[3]	18.00%
Conversion Price (in Dollars per share)		$ 2	[1],[3]	$ 2	[2]
Maturity Date		November-22	[3]	November-22
Warrants granted, Quantity (in Shares)		4,000,000	[3]	4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 3	[3]	$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 6	[3]	$ 6
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[3]	$ 2,015,447		$ 3,750,000
Interest Rate		18.00%	[3]	18.00%
Conversion Price (in Dollars per share)		$ 0.2	[1],[3]	$ 0.2	[2]
Maturity Date		March-23	[3]	March-23
Warrants granted, Quantity (in Shares)		2,150,000	[3]	2,150,000
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 3	[3]	$ 3
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price (in Dollars per share)		$ 6	[3]	$ 6
The First October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 104,250
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)			[1]		[2]
Maturity Date		September-23		September-23
The Second October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 300,000
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)			[1]		[2]
Maturity Date		October-23		October-23
The Third October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 866,650
Interest Rate		10.00%		10.00%
Conversion Price (in Dollars per share)		$ 0.2	[1]	$ 0.2	[2]
Maturity Date		April-23		April-23
The December 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[4]	$ 250,000		$ 750,000
Interest Rate	[4]
Conversion Price (in Dollars per share)		$ 0.2	[1],[4]	$ 0.2	[2]
Maturity Date		April-23	[4]	April-23
Warrants granted, Quantity (in Shares)		562,500	[4]	562,500
Warrants granted, Exercise Price (in Dollars per share)		$ 0.2	[4]	$ 0.2
The April 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 109,500
Interest Rate		10.00%
Maturity Date		May-24
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
The First May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 242,378
Interest Rate		10.00%
Conversion Price (in Dollars per share)	[1]	$ 0.08
Maturity Date		May-24
Warrants granted, Quantity (in Shares)		2,200,000
Warrants granted, Exercise Price (in Dollars per share)		$ 0.125
The Second May 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 42,167
Interest Rate		10.00%
Maturity Date		February-24
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price (in Dollars per share)
The June 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 68,702
Interest Rate
Conversion Price (in Dollars per share)	[1]	$ 0.2
Maturity Date		December-23
Warrants granted, Quantity (in Shares)		86,100
Warrants granted, Exercise Price (in Dollars per share)		$ 0.2
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[4]	$ 143,000
Interest Rate	[4]
Conversion Price (in Dollars per share)	[1],[4]	$ 0.2
Maturity Date	[4]	December-23
Warrants granted, Quantity (in Shares)	[4]
Warrants granted, Exercise Price (in Dollars per share)	[4]

[1]	As subject to adjustment as further outlined in the notes
[2]	As subject to adjustment as further outlined in the notes
[3]	Note: was in default as of September 30, 2023
[4]	Note: went into default between the balance sheet date and the date of this filing